SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

File No. 33-24566-A

|_| Form 10-K SB           |_| Form 20-K           |X| Form 10-QSB

period ended April 30, 2002

|_| Transition Report on Form 10-K
|_| Transition Report on Form 10-Q
For the transition period ended _________________________________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: N/A

PART I - REGISTRANT INFORMATION

Bio-Lok International, Inc.

Full name of registrant

Former name if applicable

368 S. Military Trail

Address of principal executive office (Street and Number)

Deerfield Beach, Florida 33442

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

	(b)	The subject annual report, semi-annual report, transition report on Form
10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof will be
[X]		filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c)
has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why forms 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

Bio-Lok International, Inc. - edgarization and follow up review was not finalized in time to file. Report is being filed the same day as the extension.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification.
Ingo Kozak (954) 698-9998

(Name) (Area Code)(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) or the Securities
Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such short period that the registrant was required to
file such report(s) been filed? If the answer is no, identify report(s). |X| YES |_| NO

(3)	Is it anticipated that any significant change in results ofoperations fromthe corresponding period for the last fiscal year will be reflected bytheearnings statements to be included in the subject report or portion thereof?
|X| YES |_| NO

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

BIO-LOK INTERNATIONAL, INC.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: 6/16/04	BY:	/s/ Ingo K. Kozak

Ingo K. Kozak, Vice President

Reference PART IV – OTHER INFORMATION (3) the following information and explanation is submitted:

Bio-Lok International Inc. results for the 6 Months ended April 30, 2004, are as follows:

	2004	2003

Sales – Net	$2,285,492	$2,201,717
Gross Profit	1,593,586	1,511,047
Operating Expenses	1,543,471	1,566,639

Income (loss) form Operations	50,115	(55,592)

Other Income & (Expense)
Income	129,045	81,439
Expense	(72,730)	(74,412)

NET (LOSS) INCOME	$106,429	$(48,565)

Results continue to improve for 2004 over 2003. Managements continued efforts initiated for developing its domestic and international markets are improving. As management continues to build the business, results will remain positive and all cash from operating activities is being utilized to build market presents and share.